Commitments and Contingencies	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 –          Commitments and Contingencies:

We entered into a new office lease for 3,333 square feet at our new office in North Palm Beach, Florida on January 3, 2013 with a lease term of three years with two years as renewable terms. Starting February 1, 2013, the minimum starting monthly base rent without sales tax was $1,602 plus monthly operating expense for $2,670 for a monthly total of $4,272. The lease provides for annual 3% increases throughout its term.

Future minimum rental payments for the new office lease, based on the current adjusted minimum monthly amount of $4,320 and excluding variable common area maintenance charges, as of March 31, 2015, are as follows:

Years ending March 31,	Amount

2016	$52,540
2017	53,146
2018	44,730

$150,416

Rental expense, which also includes maintenance and parking fees, for the twelve months period ended March 31, 2015 was $54,951. We had a disagreement with the landlord and were forced to vacate the offices including some inventory and fixed assets. Although we are still using the same address and working with the landlord to resolve these problems, we may elect to move to our office to another address. We are working in our home offices.

Lease of West Hartford, Connecticut World of Beer

Through the December 24, 2014 purchase of 51% of the West Hartford, Connecticut World of Beer property, the lease is for 4,163 square feet and was signed on May 16, 2014 for ten years with the option to extend the lease for two (2) additional periods of five (5) years each. The minimum starting monthly base rent was $10,754 with 3% increases annually.

Future minimum rental payments for this lease, based on the current minimum monthly amount of $10,754, as of March 31, 2015, are as follows:

Years ending March 31,	Amount

2016	130,016
2017	133,196
2018	137,197
2019	141,308
2019	145,552
thereafter	795,932
$1,483,201

Rent expense recorded since the opening of the tavern in late January, 2015 through March 31, 2014 is $31,850.

Production and Supply Agreements

On December 16, 2008, we signed a manufacturing agreement with O-AT-KA Milk Products Cooperative, Inc. for the production of future new products that are in the development stage. The manufacturer shall manufacture, package and ship such products. All products shall be purchased F.O.B., the facility by the company.

Litigation

On May 18, 2009, F&M Merchant Group, LLC commenced a lawsuit in the District Court of Denton County, Texas to recover the balance owed by us under a Sales Agent Agreement entered by the parties on November 1, 2008. This agreement requires us to pay $5,000 per month and a 5% commission on all net sales. On September 3, 2009, a final judgment by default was approved by the district court in Denton County, Texas for a total sum of $22,348. This claim has been recorded on the Company’s records. Due to the lack of adequate capital financing, we have not been able to make any payments. We will address this matter as soon as practical and once we have adequate financing.

On August 21, 2009, CH Fulfillment Services, LLC commenced a lawsuit in the district court of Mobile, Alabama to recover past due amounts owed by us under a contract to provide shipping and fulfillment services. The claim is for $2,106 plus interest and legal costs. This amount was already recorded on our records as well as projected interest costs of $682 and estimated court costs of $307 for a total of $3,095. A process of garnishment by the district court in Mobile County, Alabama was approved on September 25, 2009 for the total amount of $3,095. On October 26, 2009, the same court authorized a garnishment process to pay $657 which was done as part payment of the total due amount. Current outstanding balance due is $2,438. No other payments have been made.

On October 1, 2013, Beanpot Broadcasting Corp. d/b/a WXRV-FM, commenced a lawsuit in the Commonwealth of Massachusetts District Court Department of the Trial Court Haverhill Division to recover past due amounts owed by us for rendered independent sales contracting services. The claim was for $15,500 for past due services, $4,169 in service charges, $363 for prejudgment interest and $200 court costs for a total of $20,232. The total $20,232 amount was already recorded on our records. On November 15, 2013, the Trial Court of Massachusetts entered a judgment for the plaintiff (“Beanpot”) for the total $20,232. Due to the lack of adequate capital financing, we have not been able to make any payments. We will address this matter as soon as practical and once we have adequate financing.

On November 27, 2013, we received an order of the court from The Trial Court of Massachusetts District Court Department, Small Claims Session in Plymouth, Massachusetts to attend a hearing on December 12 2013 about a small claims amount of $5,000 from Marshfield Broadcasting Company, Inc. to recover past due amounts. A total of $5,500 was already recorded our records. On December 31, 2013, a judgment in the amount of $5,238 was entered in favor of Marshfield Broadcasting Inc. No payments have been made as we expect to resolve this matter as soon as practical and once we have adequate financing.

On February 4, 2014, Philip Terrano commenced a lawsuit in the circuit court of the 15th Judicial Circuit and for Palm Beach County, Florida to recover past due amounts owed by us for past compensation in the amount of approximately $17,000. We disagree with this amount as our records reflect a total amount owed of $6,974. On May 28, 2014, we entered into a settlement agreement with Terrano to pay him a total of $11,000, to be remitted 60 days of the effective date of this agreement. Due to a lack of capital financing, we expect to address this matter as soon as we can.

On June 9, 2014, North Palm Beach Broadcasting Company d/b/a/ WSVU-AM Radio filed a lawsuit in the 15th Judicial Circuit in and for Palm Beach County, Florida to recover past due services owed by us in the amount of $22,000 that is due with interest. We do not agree with that amount as we did make various payments in 2013 that totaled $8,000. We are working with that party to arrive at a mutual agreeable outstanding amount if any. We do not have any other outstanding balance that is recorded on our records. On August 6, 2014, we received a Default Final Judgment from Palm Beach County Circuit Court in Florida for a total amount of $23, 411. We are still contesting that amount and will resolve the matter as soon as possible.

On June 26, 2014, Innerworkings, Inc. filed a lawsuit in the County Court of the Fifteenth Judicial Circuit in and for Palm Beach County, Florida to recover past due services owed by us in the amount of $5,039 that is due with interest. This same amount has already been recorded on our records. We expect to address this issue as soon as practical and when we have adequate capital.

On November 11, 2014, C.A. Courtesy Demos, Inc. commenced a lawsuit in the County Court, Palm Beach County, Florida civil action to recover past due amounts owed by us for rendered services. The claim was for $5,803. We do not agree with this amount and have not recorded this amount on our records as services were supposed to be rendered, but a hurricane in the northeastern section of the United States occurred at that given time. We will address this matter as soon as practical and once we have adequate financing.

On November 20, 2014, Pavilion Law Center, LLC filed a motion in the Circuit Court of the Fifteenth Judicial Circuit in and for Palm Beach County, Florida to enforce a settlement agreement for past due fees. We are contesting some of the amounts and will resolve this matter as soon as practical.

On April 22, 2015, Edgar Agents LLC filed a lawsuit in the Circuit Court of the Fifteenth Judicial Circuit in and for Palm Beach County, Florida to recover past due amounts owned by us for rendered services. The claim was for $23,323.50 plus interest and costs. We have recorded $19,069.50 in our records as we have not received the backup for the $4,254.00 difference. On August 13, 2015, the court entered into a final judgment against us for a total amount of $24,215. We expect to resolve this matter as soon as practical and once we have adequate financing.

On August 26, 2015, Harrison, Vickers and Waterman Inc. (“HVWC”) which we own the majority of the outstanding shares received a lawsuit from James Giordano, previous CEO of HVW that was filed in the State of Connecticut Superior Court in Stamford, Connecticut. The claim is approximately $220,833 for past salaries. HVWC does not agree with this complaint and will address as soon as possible. HVW does have a recorded amount of $175,000 on its books.